Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The company provides the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The company did not grant any stock options to executive officers of the company, including NEOs, in the last completed fiscal year. The equity compensation awards have historically included RSUs, PSUs and stock options and the company is returning to this mix for NEOs in 2025.
Generally, the company grants equity awards on a predetermined schedule. In February of each year, the CHC
Committee or, with respect to the CEO’s equity award, the independent members of the Board, review and approve the value and amount of the equity compensation to be awarded to executive officers and non-employee directors. The grant of approved equity awards then typically occurs in early March, which is usually after the filing of the company’s Annual Report on Form 10-K, which is generally filed in mid-February.
As a result the company does not generally grant stock options during periods in which there is material nonpublic information about the company, including outside a “trading window” established in connection with the public release of earnings information under the company’s Securities Trading Policy.
The CHC Committee and, with respect to the CEO’s equity award, the independent members of the Board, do not take material nonpublic information into account when determining the timing and terms of equity awards.
Stock options may occasionally be awarded on an off-cycle basis, including to new hires. It is the company’s historic practice to grant off-cycle stock option awards on the first trading date in June, September and
December.
The company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false